Voya Index Solution 2040 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2040 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,212
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	614
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	917
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,095